Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and Non-PEO NEOs, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss
2024	1,180,139	1,093,370	669,293	631,251	328	(10,417,813)
2023	627,699	92,157	400,334	152,584	338	(9,954,020)
2022	1,536,109	1,445,043	875,602	849,761	465	(7,189,350)
2021	1,280,586	1,516,526	578,675	678,467	524	(4,770,269)
2020	996,317	1,089,128	541,384	603,257	355	(7,793,897)

(1)	R. Daniel Brdar was our PEO for each year presented. Our only non-PEO NEO for each year presented was Timothy Burns, our CFO.

PEO Total Compensation Amount	$ 1,180,139	$ 627,699	$ 1,536,109	$ 1,280,586	$ 996,317
PEO Actually Paid Compensation Amount	$ 1,093,370	92,157	1,445,043	1,516,526	1,089,128
Adjustment To PEO Compensation, Footnote
(2)

CAP reflects the exclusions and inclusions of certain amounts for the PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for PEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for PEO are derived from the second table in this footnote.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards for PEO	Inclusion of Equity Values for PEO	CAP to PEO
2024	1,180,139	(599,250)	512,481	1,093,370
2023	627,699	—	(535,542)	92,157
2022	1,536,109	(909,841)	818,775	1,445,043
2021	1,280,586	(732,000)	967,940	1,516,526
2020	996,317	(437,116)	529,927	1,089,128

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for PEO	Inclusion of Equity Values for PEO
2024	641,750	(93,669)	—	(35,600)	512,481
2023	—	(432,642)	—	(102,900)	(535,542)
2022	936,971	(68,000)	—	(50,196)	818,775
2021	904,500	24,945	—	38,494	967,940
2020	—	74,248	437,116	18,563	529,927

Non-PEO NEO Average Total Compensation Amount	$ 669,293	400,334	875,602	578,675	541,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 631,251	152,584	849,761	678,467	603,257
Adjustment to Non-PEO NEO Compensation Footnote
(3)

CAP reflects the exclusions and inclusions of certain amounts for the non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for non-PEO NEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for non-PEO NEO are derived from the second table in this footnote.

Year	Summary Compensation Table Total for non-PEO NEO	Exclusion of Stock Awards for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO	CAP to non- PEO NEO
2024	669,293	(282,000)	243,958	631,251
2023	400,334	—	(247,750)	152,584
2022	875,602	(520,866)	495,025	849,761
2021	578,675	(244,000)	343,792	678,467
2020	541,384	(213,122)	274,995	603,257

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for non-PEO NEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO
2024	302,000	(37,951)	—	(20,091)	243,958
2023	—	(196,297)	—	(51,453)	(247,750)
2022	536,239	(22,666)	—	(18,548)	495,025
2021	301,500	16,628	—	25,664	343,792
2020	—	49,497	213,122	12,376	274,995

(4)

Assumes $100 was invested for the period starting December 31, 1999, through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the five years presented in the pay versus performance table above with the exception that compensation actually paid in 2023 was significantly lower than in the other years due to a lack of equity grants during the year.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s net loss over the five years presented in the pay versus performance table above with the exception that compensation actually paid in 2023 was significantly lower than in the other years due to a lack of equity grants during the year.

Total Shareholder Return Amount	$ 328	338	465	524	355
Net Income (Loss)	(10,417,813)	(9,954,020)	(7,189,350)	(4,770,269)	(7,793,897)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,481	(535,542)	818,775	967,940	529,927
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,250)	0	(909,841)	(732,000)	(437,116)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,481	(535,542)	818,775	967,940	529,927
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	641,750	0	936,971	904,500	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,669)	(432,642)	(68,000)	24,945	74,248
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	437,116
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,600)	(102,900)	(50,196)	38,494	18,563
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,958	(247,750)	495,025	343,792	274,995
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,000)	0	(520,866)	(244,000)	(213,122)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,958	(247,750)	495,025	343,792	274,995
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,000	0	536,239	301,500	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,951)	(196,297)	(22,666)	16,628	49,497
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	213,122
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,091)	$ (51,453)	$ (18,548)	$ 25,664	$ 12,376